Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 792.0	$ 306.0	$ 524.0
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	183.0	162.0	170.0
Deferred income taxes	(218.0)	(273.0)	(34.0)
Income (loss) from equity investments, net	237.0	20.0	45.0
Share-based compensation cost	820.0	1,037.0	79.0
Operating lease expense	40.0	35.0	34.0
Other non-cash operating activities, net	8.0	(2.0)	(6.0)
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	(331.0)	218.0	125.0
Contract assets, net (including contract assets from related parties)	(412.0)	(307.0)	(2.0)
Prepaid expenses and other assets	(140.0)	(61.0)	(1.0)
Accrued compensation and benefits	(152.0)	(292.0)	(138.0)
Contract liabilities (including contract liabilities from related parties)	(4.0)	(190.0)	(37.0)
Tax liabilities	(6.0)	(30.0)	35.0
Operating lease liabilities	(39.0)	(28.0)	(58.0)
Other liabilities (including payables to related parties)	(381.0)	495.0	3.0
Net cash provided by (used for) operating activities	397.0	1,090.0	739.0
Cash flows provided by (used for) investing activities
Purchases of short-term investments	(680.0)	(765.0)	(1,111.0)
Proceeds from maturity of short-term investments	940.0	425.0	1,081.0
Purchases of equity investments	(57.0)	(32.0)	(15.0)
Purchases of intangible assets	(20.0)	(51.0)	(29.0)
Purchases of property and equipment	(219.0)	(92.0)	(64.0)
Other investing activities, net, including investments in convertible loans	1.0	(1.0)	0.0
Net cash provided by (used for) investing activities	(35.0)	(516.0)	(138.0)
Cash flows provided by (used for) financing activities
Payments of intangible asset obligations	(59.0)	(40.0)	(40.0)
Other financing activities, net	(23.0)	(10.0)	(2.0)
Payments of withholding tax on vested shares	(120.0)	(158.0)	0.0
Net cash provided by (used for) financing activities	(202.0)	(208.0)	(42.0)
Effect of foreign exchange rate changes on cash and cash equivalents	2.0	3.0	(9.0)
Net increase (decrease) in cash and cash equivalents	162.0	369.0	550.0
Cash and cash equivalents at the beginning of the period	1,923.0	1,554.0	1,004.0
Cash and cash equivalents at the end of the period	2,085.0	1,923.0	1,554.0
Supplemental disclosure of cash flow information:
Cash paid for income taxes, net of refunds	(149.0)	(187.0)	(157.0)
Non-cash investing and financing activities:
Non-cash additions in property and equipment	60.0	15.0	11.0
Non-cash additions in intangible assets	51.0	53.0	0.0
Non-cash additions in operating lease right-of-use assets	146.0	27.0	16.0
Non-cash additions of operating lease liabilities	149.0	27.0	16.0
Non-cash additions to equity investments from conversion of certain receivables	5.0	9.0	18.0
Non-cash distributions to shareholders	0.0	12.0	0.0
Non-cash withholding tax on vested shares	8.0	55.0	0.0
Non-cash reclassification of share-based compensation costs	$ 0.0	$ 343.0	$ 0.0